Other Acquisition Activities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Goodwill	$ 992,102	$ 1,041,266	$ 1,084,655
Home Health And Hospice Acquisitions
Business Acquisition [Line Items]
Accounts receivable	22,470	10,867	10,249
Property and equipment	2,697	1,420	981
Goodwill	89,710	61,334	44,688
Identifiable intangible assets	16,775	18,475	13,813
Other assets	4,587	1,125	1,444
Deferred income taxes and other liabilities	26,957	18,412	6,444
Total cash purchase price	109,282	74,809	64,731
Hospital Rehabilitation Services
Business Acquisition [Line Items]
Accounts receivable	2,226
Property and equipment	53
Goodwill	5,315
Identifiable intangible assets	6,622
Other assets	1,383
Deferred income taxes and other liabilities	1,840
Total cash purchase price	13,759
Hospital acquisition
Business Acquisition [Line Items]
Property and equipment	490
Goodwill	2,546
Identifiable intangible assets	1,964
Deferred income taxes and other liabilities	43
Total cash purchase price	4,957
Acquisition of previously leased real estate
Business Acquisition [Line Items]
Property and equipment	91,268	103,403	8,027
Identifiable intangible assets	5,053
Total cash purchase price	96,321	103,403	8,027
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Accounts receivable	24,696	10,867	10,249
Property and equipment	94,508	104,823	9,008
Goodwill	97,571	61,334	44,688
Identifiable intangible assets	30,414	18,475	14,063
Other assets	5,970	1,125	1,444
Deferred income taxes and other liabilities	28,840	18,412	6,444
Total cash purchase price	224,319	178,212	73,008
Other Acquisitions
Business Acquisition [Line Items]
Identifiable intangible assets			250
Total cash purchase price			$ 250